UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31

Date of reporting period:  05/31/17

Item 1. Schedule of Investments.

TEMPLETON CHINA WORLD FUND

Statement of Investments, May 31, 2017 (unaudited)
	Country	Shares	Value
Common Stocks 99.9%
Auto Components 0.2%
Weifu High-Technology Co. Ltd., B	China	247,527	$530,475
[a,b] Xinyi Automobile Glass Hong Kong Enterprises Ltd., Reg S	Hong Kong	16,250	3,149
Xinyi Glass Holdings Ltd	Hong Kong	130,000	127,790
			661,414
Automobiles 5.8%
Chongqing Changan Automobile Co. Ltd., B	China	2,812,457	3,717,484
Dongfeng Motor Group Co. Ltd., H	China	5,177,478	5,833,628
Jiangling Motors Corp. Ltd., B	China	3,502,646	7,241,320
			16,792,432
Banks 6.5%
BOC Hong Kong (Holdings) Ltd	Hong Kong	182,800	824,570
China Construction Bank Corp., H	China	16,704,926	13,805,635
Industrial and Commercial Bank of China Ltd., H	China	6,391,725	4,273,481
			18,903,686
Beverages 0.4%
Yantai Changyu Pioneer Wine Co. Ltd., B.	China	516,099	1,268,317
Chemicals 0.9%
Green Seal Holding Ltd	China	597,425	2,516,809
Construction Materials 2.6%
Asia Cement China Holdings Corp	China	12,893,271	3,739,362
BBMG Corp., H	China	1,657,000	816,544
Huaxin Cement Co. Ltd., B	China	3,919,226	2,939,420
			7,495,326
Distributors 0.5%
Dah Chong Hong Holdings Ltd	China	2,935,363	1,348,562
Electric Utilities 1.2%
Cheung Kong Infrastructure Holdings Ltd	Hong Kong	416,348	3,587,802
Electronic Equipment, Instruments & Components 0.9%
Hon Hai Precision Industry Co. Ltd	Taiwan	200,000	683,330
Synnex Technology International Corp	Taiwan	1,569,648	1,796,323
			2,479,653
Food & Staples Retailing 5.0%
Beijing Jingkelong Co. Ltd., H	China	1,400,471	409,765
Dairy Farm International Holdings Ltd	Hong Kong	1,259,176	10,060,816
President Chain Store Corp	Taiwan	458,059	4,087,303
			14,557,884
Food Products 4.9%
Uni-President China Holdings Ltd	China	15,444,280	11,534,974
Uni-President Enterprises Corp	Taiwan	1,280,394	2,552,591
			14,087,565
Health Care Equipment & Supplies 0.4%
Ginko International Co. Ltd	Taiwan	154,000	1,220,905
Health Care Providers & Services 2.1%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,134,500	6,176,873
Independent Power & Renewable Electricity Producers 0.5%
Huaneng Renewables Corp. Ltd., H.	China	4,092,000	1,354,819

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 3.3%
CK Hutchison Holdings Ltd	Hong Kong	264,690	$3,451,097
Hopewell Holdings Ltd	Hong Kong	1,585,500	5,951,386
			9,402,483
Insurance 5.5%
AIA Group Ltd	Hong Kong	1,350,100	9,572,474
China Life Insurance Co. Ltd., H	China	1,310,000	4,303,653
Ping An Insurance (Group) Co. of China Ltd	China	296,000	1,897,375
			15,773,502
Internet & Direct Marketing Retail 0.4%
[a] JD.com Inc., ADR	China	30,937	1,238,408
Internet Software & Services 17.6%
[a] Alibaba Group Holding Ltd., ADR	China	117,220	14,354,761
[a] Baidu Inc., ADR	China	32,960	6,133,856
Tencent Holdings Ltd	China	884,000	30,357,385
			50,846,002
IT Services 2.4%
TravelSky Technology Ltd., H	China	2,342,441	6,913,890
Leisure Products 0.1%
Merida Industry Co. Ltd	Taiwan	67,800	365,465
Marine 1.2%
COSCO Shipping Energy Transportation Co. Ltd., H	China	4,154,000	2,372,206
Sinotrans Shipping Ltd	China	5,220,500	1,152,303
			3,524,509
Media 0.4%
Poly Culture Group Corp. Ltd., H	China	448,300	1,139,095
Oil, Gas & Consumable Fuels 7.5%
China Petroleum and Chemical Corp., H	China	21,440,478	17,581,717
CNOOC Ltd	China	1,081,400	1,235,101
PetroChina Co. Ltd., H	China	4,412,403	2,938,790
			21,755,608
Paper & Forest Products 6.8%
Nine Dragons Paper Holdings Ltd	China	16,566,400	19,643,826
Pharmaceuticals 1.2%
Tong Ren Tang Technologies Co. Ltd., H	China	2,260,700	3,562,602
Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd	Hong Kong	141,690	1,063,705
China Overseas Land & Investment Ltd	China	446,000	1,339,296
			2,403,001
Semiconductors & Semiconductor Equipment 10.2%
[a] GCL-Poly Energy Holdings Ltd	China	6,245,000	665,176
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	4,281,330	28,829,549
			29,494,725
Textiles, Apparel & Luxury Goods 4.7%
Anta Sports Products Ltd	China	4,569,355	13,516,113
Transportation Infrastructure 2.4%
COSCO Shipping Ports Ltd	China	3,262,464	3,809,895
Sichuan Expressway Co. Ltd., H	China	7,084,000	2,999,981
			6,809,876

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TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 3.5%
China Mobile Ltd	China	913,270	$10,131,883
Total Common Stocks (Cost $147,011,699)			288,973,035

Short Term Investments (Cost $1,113,049) 0.4%
Money Market Funds 0.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	1,113,049	1,113,049
Total Investments (Cost $148,124,748) 100.3%			290,086,084
Other Assets, less Liabilities (0.3)%			(974,581)
Net Assets 100.0%			$289,111,503

See Abbreviations on page 6.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2017, the value of this security was $3,149, representing less than 0.1% of net assets.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON CHINA WORLD FUND

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$148,933,535

Unrealized appreciation	$151,399,622
Unrealized depreciation	(10,247,073)
Net unrealized appreciation (depreciation)	$141,152,549

4. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.44%	2,513,332	30,654,208	(32,054,491)	1,113,049	$1,113,049	$963	$—	—%[a]

[a]Rounds to less than 0.1%.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6.	Fair Value Measurements (continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At May 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date July 27, 2017

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

   Chief Accounting Officer

Date July 27, 2017